Assets Subject to Lien and Assets Acquired Through Foreclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Collateral [Abstract]
Assets subjected to lien
(1)	Assets subjected to lien are as follows (Unit: Korean Won in milli on s):

		December 31, 2021
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc	Nonghyup bank and others	248,009	Related to bonds sold under repurchase agreements (*)
	Korean treasury and government bonds, etc	Korea Securities Depository	179,079	Securities borrowing collateral
	Korean treasury and government bonds, etc	VI Investment, etc.	3,008	Future trading collateral
	Korean financial institutions’ debt securities, etc	Korea Securities Depository	205,783	Securities borrowing collateral
	Korean financial institutions’ debt securities, etc	KOREA SECURITIES FINANCE CORPORATION	54,419	Collateral for securities lending purposes
	Korean financial institutions’ debt securities, etc	Shinhan Investment Corp.	5,352	Collateral for futures transaction
	Korean corporate bonds	Korea Securities Depository	299,161	Securities borrowing collateral
	Korean capital contributions	Korea Software Financial Cooperative	101	Bid guarantee, etc.
Financial assets at FVTOCI	Korean treasury and government bonds	Korea Securities Depository	470	Related to bonds sold under repurchase agreements (*)
	Korean financial institutions’ debt securities, etc	The BOK and others	3,666,849	Settlement risk and others
	Foreign financial institutions’ debt securities	STANDARD BANK LONDON LTD	126,595	Related to bonds sold under repurchase agreements (*)
Securities at amortized cost	Korean treasury and government bonds	The BOK and others	8,977,748	Settlement risk and others

		December 31, 2021
		Collateral given to	Amount	Reason for collateral
	Foreign financial institutions’ debt securities	NATIXIS and others	38,995	Related to bonds sold under repurchase agreements (*)
	Foreign financial institutions’ debt securities	FHLB ADVANCE and others	10,375	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	Daishin AMC Co.,Ltd. and others	1,500	Right of pledge
	Other due from banks in local currency	Samsung Securities Co., Ltd. and others	25,338	Margin deposit for futures or option
	Other due from banks in foreign currency	Yuanta Securities Korea Co., Ltd., etc.	1,051,006	Overseas futures option deposit, etc.
	Mortgage loan	Public offering	2,494,333	Related to covered bonds
Premises and equipment	Land and building	Credit Counselling & Recovery Service and others	1,910	Right to collateral and others
Investment properties	Land and building	Credit Counselling & Recovery Service and others	5,520	Right to collateral and others

		Total	17,395,551

(*)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

		December 31, 2022
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	KOREA SECURITIES FINANCE CORPORATION, etc.	198,377	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	Korea Securities Depository	659,050	Securities borrowing collateral
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	6,939	Future trading collateral
	Korean financial institutions’ debt securities, etc.	SC FIRST BANK KOREA, SEOUL, etc.	245,876	Variable margin deposit for CSA, etc.
	Korean financial institutions’ debt securities, etc.	SHINHAN ASSET MANAGEMENT, etc.	16,200	Related to bonds sold under repurchase agreements (*1)
	Korean capital contributions, etc.	Korea Software Financial Cooperative	104	Bid guarantee, etc.

		December 31, 2022
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTOCI	Korean treasury and government bonds	Korea Securities Depository	460	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	6,394,890	Settlement risk, etc.
	Debt securities in foreign currencies	BNP-PARIBAS, etc.	1,060,120	Variable margin deposit for CSA, etc.
	Debt securities in foreign currencies	SC BANK, H.K, etc.	582,738	Related to bonds sold under repurchase agreements (*1)
Securities at amortized cost	Korean treasury and government bonds	Korea Securities Depository	1,100,351	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds	The BOK, etc.	10,820,136	Settlement risk, etc.
	Debt securities in foreign currencies	NATIXIS, etc.	70,949	Related to bonds sold under repurchase agreements (*1)
	Debt securities in foreign currencies	FHLB ADVANCE, etc.	10,570	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	Daishin AMC Co.,Ltd. and others	1,500	Right of pledge
	Other due from banks in local currency	The Korea Exchange, etc.	133,539	Margin deposit for CCP
	Other due from banks in foreign currency	Korea Investment & Securities, etc.	1,142,784	Overseas futures option deposit, etc.
	Mortgage loan	Public offering	1,892,723	Related to covered bonds
Premises and equipment	Land and building	Gakorea Co., Ltd , etc.	1,851	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd., etc.	5,365	Right to collateral and others (*2)

		Total	24,344,522

(*1)
The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 522 million Won.

Assets acquired through foreclosures
(2)	As of December 31, 2021 and 2022 there is no asset acquired through foreclosures.

	December 31, 2021	December 31, 2022
Investment properties
Land	2,185	6,404
Building	181	165
Sub-total	2,366	6,569
Other assets
Land for non-business use	21,156	21,302
Building for non-business use (*1)	1,526	3,049
Movables for non-business use (*2)	120	165
Real estate assessment provision for non-business use	(1,129)	(1,176)
Sub-total	21,673	23,340
Assets held for sale
Land	2,980	2,351
Building	2,557	1,832
Others	418	—
Sub-total	5,955	4,183

Total	29,994	34,092

(*1)	The cumulative depreciation amount as of December 31, 2021 and 2022 is 716 million Won and 1,055 million Won, respectively.
(*2)	The cumulative depreciation amount as of December 31, 2021 and 2022 is 907 million Won and 882 million Won, respectively.

Schedule of securities loaned
(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022	Loaned to
Financial assets at FVTOCI	Korean treasury and government bonds	98,535	98,027	Korea Securities Finance Corporation

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties
Fair values of collaterals held that can be disposed and
re-subjected
to lien regardless of defaults of counterparties as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	10,785,412	—

	December 31, 2022
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	7,109,933	—